Related Party Transactions - Balance Related to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Expenses incurred:
Management fees to related parties	$ 17	$ 41	$ 0
Consultant fees to a related party	55	217	205
Compensation paid to a related party	374	366	344
Fees charged to RMBG in exchange for retail support and administrative services	521	613	0
Interest payable on cash advance received from controlling shareholder	19	18	16
Related Party [Member]
Expenses incurred:
Expense reimbursement to a related party	26	25	35
Interest expense on cash advance received from controlling shareholder	229	226	218
Accounts payable to related parties	39	117	117
Receivable from joint venture	$ 161	$ 214	$ 1,815